INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Useful Life of patents and other technologies	5 years	5 years
Patents and other technologies	$ 1,583,260	$ 2,593,478
Goodwill		397,569
Less: accumulated amortization	(81,893)	(86,449)
Less: impairment loss		(1,321,338)
Intangible assets net	$ 1,501,367	$ 1,583,260